Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of products and patient services
	Products:	Patient Services:	Total:
	Unaudited
Revenues from external customers	50	2,875	2,925
Segment loss	1,528	883	2,411
Unallocated general and administrative expenses			1,862
Finance expenses, net			503
Loss before taxes on income			4,776

	Products:	Patient Services:	Total:
	Unaudited
Revenues from external customers	29	1,981	2,010
Segment loss	1,739	1,828	3,567
Unallocated general and administrative expenses			1,067
Finance expenses, net			356
Loss before taxes on income			4,990